GOODWILL AND INTANGIBLE ASSETS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross	$ 8,024	$ 2,729	$ 7,928
Accumulated Amortization	(2,001)	(515)	(2,465)
Net	6,023	2,214	5,463
WA Life	5 years 1 month 6 days	6 years 6 months
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross	3,373	1,670	3,340
Accumulated Amortization	(966)	(279)	(1,141)
Net	2,407	1,391	2,199
WA Life	7 years 7 months 6 days	8 years
Contractor and resume databases
Finite-Lived Intangible Assets [Line Items]
Gross	675	675	675
Accumulated Amortization	(270)	(135)	(304)
Net	405	540	371
WA Life	3 years	4 years
Tradename
Finite-Lived Intangible Assets [Line Items]
Gross	893	310	884
Accumulated Amortization	(193)	(64)	(236)
Net	700	246	648
WA Life	5 years 3 months 18 days	4 years
Internal use software
Finite-Lived Intangible Assets [Line Items]
Gross	2,978	74	2,924
Accumulated Amortization	(545)	(37)	(741)
Net	2,433	37	2,183
WA Life	3 years 1 month 6 days	1 year
Covenant not to compete
Finite-Lived Intangible Assets [Line Items]
Gross	105		105
Accumulated Amortization	(27)		(43)
Net	$ 78		$ 62
WA Life	1 year 6 months